Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue
4. Revenue
Disaggregation of Revenue

	2019			2020			2021
Revenue Stream	Revenue From Contracts With Customers	Revenue From Other Sources	Total	Revenue From Contracts With Customers	Revenue From Other Sources	Total	Revenue From Contracts With Customers	Revenue From Other Sources	Total
Products	$18,817	$985	$19,802	$133,794	$862	$135,656	$414,114	$1,540	$415,654
Services	3,340	—	3,340	3,497	—	3,497	5,774	—	5,774

Total Revenue	$22,157	$985	$23,142	$137,291	$862	$139,153	$419,888	$1,540	$421,428

Revenue from diagnostic products is recognized at the time the performance obligations are met. Service revenue is recognized over the contractual term. Revenue from other sources represents lease revenue on instruments.
Contract Balances
Service revenue is typically billed in advance giving rise to a contract liability balance. The deferred balance as of December 31, 2021 and 2020 is $1,517 and $1,760, respectively. As the Company generally recognizes revenue as goods are sold for product revenue, the Company does not have other material contract asset or liability balances as of December 31, 2021.
Remaining performance obligations in (partially) unsatisfied long-term contracts:

	Deferred Revenue
	2020	2021
Balance at start of the period	2,639	1,760
Recognized revenue from prior years’ invoicing	(2,348)	(1,760)
Amounts invoiced to be recognized over time	2,509	4,149
Recognized revenue from current year invoicing	(1,131)	(2,703)
Foreign exchange impact	91	71

Balance at end of the period	1,760	1,517
Remaining performance obligations in (partially) unsatisfied long-term contracts are included in deferred revenue. For contracts that have an original duration of one year or less, the Group has elected the practical expedient to not disclose the transaction price for remaining performance obligations at the end of each reporting period and at which point in time the Company expects to recognize these sales.